ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 11,053	$ 6,494
Other comprehensive income (loss)		$ 450	$ (60)	(740)	14
Ownership change	[1]			(374)	2
Ending balance		9,757	9,290	9,757	9,290
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				2,116	1,548
Other comprehensive income (loss)				(99)	1
Ownership change	[1]			(137)	(6)
Ending balance		1,731	2,150	1,731	2,150
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,661	1,400
Other comprehensive income (loss)				(85)	1
Ownership change	[1]			(120)	(4)
Ending balance		1,339	1,721	1,339	1,721
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(169)	(182)
Other comprehensive income (loss)				(127)	15
Ownership change				0
Ending balance		(296)	(167)	(296)	(167)
Foreign currency translation | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(221)	(232)
Other comprehensive income (loss)				(110)	14
Ending balance		(331)	(218)	(331)	(218)
FVOCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				11
Other comprehensive income (loss)				6
Ownership change				1
Ending balance		18		18
FVOCI | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				9
Other comprehensive income (loss)				6
Ending balance		15		15
FVOCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					9
Other comprehensive income (loss)					2
Ending balance			11		11
FVOCI | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					7
Other comprehensive income (loss)					2
Ending balance			9		9
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(60)	(13)
Other comprehensive income (loss)				22	(16)
Ownership change				0
Ending balance		(38)	(29)	(38)	(29)
Other | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(52)	(10)
Other comprehensive income (loss)				19	(15)
Ending balance		(33)	(25)	(33)	(25)
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]			(218)	(186)
Other comprehensive income (loss)	[2]			(99)	1
Ownership change				1
Ending balance	[2]	(316)	(185)	(316)	(185)
Accumulated other comprehensive income (loss) | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]			(264)	(235)
Other comprehensive income (loss)	[2]			(85)	1
Ending balance	[2]	$ (349)	$ (234)	$ (349)	$ (234)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 20 for additional information.